U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                        FORM 24F-2
                           ANNUAL NOTICE OF SECURITES SOLD
                                  PURSUANT TO RULE 24F-2

                READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:  GMO Trust
                                  40 Rowes Wharf
                                  Boston, MA 02110


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                          [  ]

        GMO Core Fund, Classes I, II, III, IV
        GMO Growth Fund, Class III
        GMO Value Fund, Class III
        GMO Short-Term Income Fund
        GMO International Core Fund, Classes I, II, III, IV
        GMO Japan Fund, Class III
        GMO Tobacco-Free Core Fund, Class III
        GMO Fundamental Value Fund, Class III
        GMO International Small Companies Fund, Class III
        GMO Small Cap Value Fund, Classes I, III
        Pelican Fund
        GMO U.S. Sector Fund, Classes I, III
        GMO International Bond Fund, Class III
        GMO Small Cap Growth Fund, Class III
        GMO Emerging Markets Fund, Classes I, II, III, IV
        GMO Emerging Country Debt Fund, Classes I, II, III, IV
        GMO Global Hedged Equity Fund, Class III
        GMO Domestic Bond Fund, Classes I, III
        GMO Currency Hedged International Bond Fund, Classes I, III GMO Inflation Indexed Bond Fund, Class III
        GMO Currency Hedged International Core Fund, Classes III, IV GMO Global Bond Fund, Classes I, III
        GMO REIT Fund, Classes I, II, III
        GMO Foreign Fund, Classes I, II, III, IV
        GMO International Equity Allocation Fund, Classes I, II, III GMO World Equity Allocation Fund, Classes I, III
        GMO Global (U.S.+) Equity Allocation Fund, Classes I, III GMO Global Balanced Allocation Fund, Classes I, II, III
        GMO Global Properties Fund, Class III
        GMO U.S. Bond/Global Alpha A Fund, Class III
        GMO U.S. Bond/Global Alpha B Fund, Class III
        GMO Evolving Countries Fund, Class III

 3.  Investment Company Act File Number:  811-4347

     Securities Act File Number:  2-98772

 4(a).  Last day of fiscal year for which this Form is filed: February 28, 1998

 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.     Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                     $10,645,287,562

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:  $9,077,283,810

     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                         $0

     (iv)   Total available redemption credits
            [add items 5(ii) and 5(iii)]:                      $ 9,077,283,810

     (v)    Net sales -- if item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)               $ 1,568,003,752
            from Item 5(i)]:

     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is      $0
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                             x.000295

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee
            is due):                                 =             $462,561.11
                                                                   -----------
                                                                   -----------

 6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 62,622. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

 7.   Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):              + $

 8.   Total of the amount of the registration fee due plus any interest due
      [Item 5(viii) plus Item 7]:                          =$462,561.11

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 5/18/98

        Method of Delivery:

        CIK#772129

                        [ x ]  Wire Transfer
                        [   ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Susan Randall Harbert

                              Susan Randall Harbert
                              Treasurer

Date: May 19, 1998


*Please print the name and title of the signing officer below the signature.